NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTERESTS
Schedule of summarized statement information

Summarized statement of financial position
Séguéla
As at December 31, 2025	$
Non-controlling interests percentage	10%
Current assets	166,933
Non-current assets	425,977
Current liabilities	(159,426)
Non-current liabilities	(144,459)
Net assets	289,025

Non-controlling interests	58,284

Summarized income statement
Séguéla
For the year ended December 31, 2025	$
Revenue	525,777
Net income and comprehensive income	244,705

Summarized cash flows
Séguéla
For the year ended December 31, 2025	$
Cash flows provided by operating activities	309,210
Cash flows used in investing activities	(80,961)
Cash flows used in financing activities	(146,241)